As filed with the Securities and Exchange Commission on June 29, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
 (Exact name of registrant as specified in charter)

310 South Hale Street
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Christian Magoon
Amplify ETF Trust
310 South Hale Street
Wheaton, IL 60187
 (Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

(855)-267-3837
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Updated January 28, 2016

Item 1. Reports to Stockholders.

AMPLIFY ETF TRUST

Amplify Online Retail ETF IBUY

Amplify YieldShares Prime 5 Dividend ETF PFV

Amplify YieldShares CWP Dividend & Option Income ETF DIVO

SEMI-ANNUAL REPORT

April 30, 2017

Amplify ETF Trust
Table of Contents

SCHEDULES OF INVESTMENTS	2
STATEMENTS OF ASSETS AND LIABILITIES	6
STATEMENTS OF OPERATIONS	7
STATEMENTS OF CHANGES IN NET ASSETS	8
FINANCIAL HIGHLIGHTS	11
NOTES TO THE FINANCIAL STATEMENTS	14
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT	26
DISCLOSURE OF FUND EXPENSES	28
SUPPLEMENTAL INFORMATION	30
PRIVACY POLICY	31

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Qs are available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Amplify Investments, LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify ETF Trust
Amplify Online Retail ETF
Schedule of Investments
April 30, 2017 (Unaudited)

Description	Shares	Fair Value
COMMON STOCKS — 99.8%
Marketplace — 27.8%
Alibaba Group Holding Ltd. - ADR (a)	1,782	$205,821
Copart, Inc. (a)	15,162	468,506
Etsy, Inc. (a)	35,563	382,658
GrubHub, Inc. (a)	10,452	449,227
InterActiveCorp (a)	6,179	512,919
Just Eat PLC (a)	24,293	181,549
MercadoLibre, Inc.	995	227,765
PayPal Holdings, Inc. (a)	9,801	467,704
Rakuten, Inc.	15,700	160,697
RetailMeNot, Inc. (a)	45,435	527,046
Shopify, Inc. (a)	4,242	322,180
		3,906,072
Traditional Retail — 59.9%
1-800-Flowers.com, Inc. (a)	40,439	434,719
Amazon.com, Inc. (a)	523	483,770
ASKUL Corp.	4,400	128,083
ASOS PLC (a)	2,631	198,327
Cimpress NV (a)	1,974	162,026
Ebay, Inc. (a)	14,294	477,563
FTD Companies, Inc. (a)	19,441	388,820
HSN, Inc.	11,137	410,955
JD.com, Inc. - ADR (a)	6,852	240,300
Jumei International Holding Ltd. - ADR (a)	34,205	113,219
Lands' End, Inc. (a)	22,909	540,652
Netflix, Inc. (a)	3,308	503,478
Nutrisystem, Inc.	12,143	649,043
Overstock.com, Inc. (a)	25,115	435,745
PetMed Express, Inc.	20,543	474,543
Liberty Interactive Corp (a)	19,967	422,901
Shutterfly, Inc. (a)	8,156	423,296
Stamps.com, Inc. (a)	3,890	412,923
Start Today Co Ltd.	10,200	217,771
Vipshop Holdings Ltd. - ADR (a)	13,330	184,887
Wayfair, Inc. (a)	11,889	543,446
Yoox Net-A-Porter Group SpA (a)	6,287	167,102
Zalando SE (a)(b)	4,208	185,574
zooplus AG (a)	1,229	229,797
		8,428,940
Travel — 12.1%
Ctrip.com International Ltd. - ADR (a)	4,071	205,626
Expedia, Inc.	3,245	433,921
MakeMyTrip Ltd. (a)	6,463	248,179
Priceline Group, Inc. (a)	256	472,786
TripAdvisor, Inc. (a)	7,681	345,722
		1,706,234
Total Common Stocks (Cost $12,511,756)		14,041,246

MONEY MARKET FUNDS — 0.2%
STIT - Government & Agency Porfolio - Class I - 0.68% (c)	32,116	32,116
Total Money Market Funds (Cost $32,116)		32,116

Total Investments — 100.0% (Cost $12,543,872)		$14,073,362

Percentages are based on Net Assets of $14,073,498.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Funds’ liquidity guidelines. The value of those securities total $185,574 or 1.3% of net assets.

(c)	Seven-day yield as of April 30, 2017.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust
Amplify YieldShares Prime 5 Dividend ETF
Schedule of Investments
April 30, 2017 (Unaudited)

Description	Shares	Fair Value
EXCHANGE TRADED FUNDS — 99.8%
First Trust Morningstar Dividend Leaders Index	9,033	$257,441
Schwab U.S. Large-Cap Value ETF	5,387	267,626
Schwab U.S. Dividend Equity ETF	6,893	308,048
Vanguard High Dividend Yield ETF	3,566	276,686
WisdomTree LargeCap Dividend Fund	3,165	262,948
Total Exchange Traded Funds (Cost $1,315,514)		1,372,749

MONEY MARKET FUNDS — 0.2%
STIT - Government & Agency Porfolio - Class I - 0.68% (a)	2,640	2,640
Total Money Market Funds (Cost $2,640)		2,640

Total Investments — 100.0% (Cost $1,318,154)		$1,375,389

Percentages are based on Net Assets of $1,374,853.

(a)	Seven-day yield as of April 30, 2017.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust
Amplify YieldShares CWP Dividend & Option Income ETF
Schedule of Investments
April 30, 2017 (Unaudited)

Description	Shares	Fair Value
COMMON STOCKS — 91.6%
Consumer Discretionary — 13.6%
Home Depot, Inc.	2,760	$430,836
NIKE, Inc.	4,080	226,073
Walt Disney Co.	3,600	416,160
		1,073,069
Consumer Staples — 11.2%
Coca-Cola Co.	5,700	245,955
Kraft Heinz Co.	4,440	401,332
Procter & Gamble Co.	2,700	235,791
		883,078
Energy — 4.8%
Chevron Corp.	3,570	380,919

Financials — 11.6%
Goldman Sachs Group, Inc.	998	223,352
JPMorgan Chase & Co.	4,320	375,840
The Travelers Companies, Inc.	2,600	316,316
		915,508
Health Care — 10.2%
Merck & Co., Inc.	6,245	389,251
UnitedHealth Group, Inc.	2,400	419,712
		808,963
Industrials — 10.7%
3M Co.	2,100	411,243
Boeing Co.	2,359	436,014
		847,257
Information Technology — 20.7%
Apple, Inc.	1,140	163,761
Cisco Systems, Inc.	8,348	284,416
Intel Corp.	6,550	236,782
International Business Machines Corp.	1,330	213,186
Microsoft Corp.	3,637	248,989
Texas Instruments, Inc.	3,120	247,042
Visa, Inc.	2,648	241,551
		1,635,727
Materials — 3.2%
EI du Pont de Nemours & Co.	3,199	255,120

Telecommunication Services — 2.7%
AT&T, Inc.	5,460	216,380

Utilities — 2.9%
Southern Co.	4,620	230,076
Total Common Stocks (Cost $7,089,301)		7,246,097

MONEY MARKET FUNDS — 8.1%
STIT - Government & Agency Porfolio - Class I - 0.68% (a)	638,246	638,246
Total Money Market Funds (Cost $638,246)		638,246

Total Investments — 99.7% (Cost $7,727,547)		$7,884,343

Percentages are based on Net Assets of $7,905,820.

(a)	Seven-day yield as of April 30, 2017.

The Global Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).

GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust
Amplify YieldShares CWP Dividend & Option Income ETF
Schedule of Options Written
April 30, 2017 (Unaudited)

Description	Contracts	Fair Value
Call Options Written — (0.05)%
Cisco Systems, Inc. Expires 5/19/2017, Strike Price $35.50	42	$(693)
Home Depot, Inc. Expires 5/19/2017, Strike Price $162.50	27	(2,511)
JPMorgan Chase & Co. Expires 5/19/2017, Strike Price $93.00	21	(95)
Texas Instruments, Inc. Expires 5/19/2017, Strike Price $83.00	31	(341)
Visa, Inc. Expires 5/19/2017, Strike Price $95.00	26	(312)
Total Call Options Written (Premiums Received $4,233)		$(3,952)

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities
April 30, 2017 (Unaudited)

	Amplify Online Retail ETF	Amplify YieldShares Prime 5 Dividend ETF	Amplify YieldShares CWP Dividend & Option Income ETF
Assets:
Investments at Cost	$12,543,872	$1,318,154	$7,727,547
Investments at Fair Value	$14,073,362	$1,375,389	$7,884,343
Cash	—	—	460
Receivable for Investments Sold	—	—	575,875
Dividends and Interest Receivable	1,047	4	9,476
Due from Affiliate	5,163	—	—
Total Assets	14,079,572	1,375,393	8,470,154

Liabilities:
Options Written, at Value (Premiums Received $4,233)	—	—	3,952
Payable for Investments Purchased	—	—	554,274
Advisory Fees Payable	6,074	540	6,108
Total Liabilities	6,074	540	564,334

Net Assets	$14,073,498	$1,374,853	$7,905,820

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$4,500	$500	$3,000
Additional Paid-in Capital	12,532,375	1,126,685	7,690,275
Undistributed (Accumulated) Net Investment Income (Loss)	(16,327)	8,128	(18,697)
Accumulated Net Realized Gain (Loss) on Investments	23,465	182,305	74,165
Net Unrealized Appreciation (Depreciation) on:
Investments	1,529,485	57,235	156,796
Options Written	—	—	281
Net Assets	$14,073,498	$1,374,853	$7,905,820

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	450,000	50,000	300,000
Net Asset Value, Offering and Redemption Price per Share	$31.27	$27.50	$26.35

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Operations
For the Period Ended April 30, 2017 (Unaudited)

	Amplify Online Retail ETF	Amplify YieldShares Prime 5 Dividend ETF	Amplify YieldShares CWP Dividend & Option Income ETF[1]
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $115, $0 and $0, respectively)	$13,216	$36,525	$39,793
Interest Income	49	20	627
Total Investment Income	13,265	36,545	40,420

Expenses:
Advisory Fees	24,759	5,682	17,334
Total Expenses	24,759	5,682	17,334
Advisory Fees Waived	—	(1,263)	—
Net Expenses	24,759	4,419	17,334

Net Investment Income (Loss)	(11,494)	32,126	23,086

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Payment from Affiliate	5,163	—	—
Investments	25,818	201,188	67,871
Foreign Currency	(5,253)	—	—
Options Written	—	—	6,294
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,306,804	57,802	156,796
Options Written	—	—	281
Net Realized and Unrealized Gain (Loss)	1,332,532	258,990	231,242

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,321,038	$291,116	$254,328

[1]	Fund commenced operations on December 14, 2016. The information presented is for the period from December 14, 2016 to April 30, 2017.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Online Retail ETF
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016[1]
Operations:
Net Investment Income (Loss)	$(11,494)	$(4,705)
Net Realized Gain (Loss) on Investments and Foreign Currency	25,728	(2,391)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,306,804	222,681
Net Increase (Decrease) in Net Assets Resulting from Operations	1,321,038	215,585

Capital Share Transactions:
Subscriptions	8,675,850	3,861,025
Increase (Decrease) in Net Assets from Capital Share Transactions	8,675,850	3,861,025

Total Increase (Decrease) in Net Assets	9,996,888	4,076,610

Net Assets:
Beginning of Period	4,076,610	—
End of Period	$14,073,498	$4,076,610
Undistributed (Accumulated) Net Investment Income (Loss)	$(16,327)	$(4,833)

Share Transactions:
Subscriptions	300,000	150,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	150,000

[1]	The Fund commenced operations on April 20, 2016. The information presented is for the period from April 20, 2016 to October 31, 2016.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify YieldShares Prime 5 Dividend ETF
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016[1]
Operations:
Net Investment Income (Loss)	$32,126	$5,576
Net Realized Gain (Loss) on Investments and Foreign Currency	201,188	(18,883)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	57,802	(567)
Net Increase (Decrease) in Net Assets Resulting from Operations	291,116	(13,874)

Distributions to Shareholders:
From Net Investment Income	(29,574)	—
Total Distributions	(29,574)	—

Capital Share Transactions:
Redemptions	(1,372,815)	2,500,000
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,372,815)	2,500,000

Total Increase (Decrease) in Net Assets	(1,111,273)	2,486,126

Net Assets:
Beginning of Period	2,486,126	—
End of Period	$1,374,853	$2,486,126
Undistributed (Accumulated) Net Investment Income (Loss)	$8,128	$5,576

Share Transactions:
Subscriptions	—	100,000
Redemptions	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	100,000

[1]	The Fund commenced operations on September 21, 2016. The information presented is for the period from September 21, 2016 to October 31, 2016.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statement of Changes in Net Assets

Amplify YieldShares CWP Dividend & Option Income ETF
Period Ended April 30, 2017 (Unaudited)[1]
Operations:
Net Investment Income (Loss)	$23,086
Net Realized Gain (Loss) on Investments and Options Written	74,165
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options Written	157,077
Net Increase (Decrease) in Net Assets Resulting from Operations	254,328

Distributions to Shareholders:
From Net Investment Income	(41,783)
Total Distributions	(41,783)

Capital Share Transactions:
Subscriptions	7,693,275
Increase (Decrease) in Net Assets from Capital Share Transactions	7,693,275

Total Increase (Decrease) in Net Assets	7,905,820

Net Assets:
Beginning of Period	—
End of Period	$7,905,820
Undistributed (Accumulated) Net Investment Income (Loss)	$(18,697)

Share Transactions:
Subscriptions	300,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000

[1]	The Fund commenced operations on December 14, 2016. The information presented is for the period from December 14, 2016 to April 30, 2017.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust
Amplify Online Retail ETF
Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016[1]
Net Asset Value, Beginning of Period	$27.18	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) [2]	(0.04)	(0.05)
Net Realized and Unrealized Gain (Loss)	4.13 [3]	2.23
Total from Investment Operations	4.09	2.18

Net Asset Value, End of Period	$31.27	$27.18

Total Return on Net Asset Value [4]	15.08%[5,6]	8.71%[5]

Supplemental Data:
Net Assets, End of Period (000's)	$14,073	$4,077
Ratio of Expenses to Average Net Assets	0.65%[7]	0.65%[7]
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.30%[7]	-0.34%[7]
Portfolio Turnover [8]	7%[5]	8%[5]

[1]	The Fund commenced operations on April 20, 2016. The information presented is for the period from April 20, 2016 to October 31, 2016.

[2]	Calculated based on average shares outstanding during the period.

[3]	Includes a $0.02 gain derived from a payment from affiliate. See Note 4.

[4]
Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

[5]	Not Annualized.

[6]	Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 15.00%. See Note 4.

[7]	Annualized.

[8]	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust
Amplify YieldShares Prime 5 Dividend ETF
Financial Highlights

	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016[1]
Net Asset Value, Beginning of Period	$24.86	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) [2]	0.34	0.06
Net Realized and Unrealized Gain (Loss)	2.60	(0.20)
Total from Investment Operations	2.94	(0.14)

Distributions to Shareholders
Net Investment Income	(0.30)	—
Total from Distributions	(0.30)	—

Net Asset Value, End of Period	$27.50	$24.86

Total Return on Net Asset Value [3]	11.82%[4]	-0.55%[4]

Supplemental Data:
Net Assets, End of Period (000's)	$1,375	$2,486
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.45%[5,6]	0.45%[5,6]
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.35%[5,6]	0.35%[5,6]
Ratio of Net Investment Income (Loss) to Average Net Assets	2.54%[5,6]	2.03%[5,6]
Portfolio Turnover [7]	65%[4]	59%[4]

[1]	The Fund commenced operations on September 21, 2016. The information presented is for the period from September 21, 2016 to October 31, 2016.

[2]	Calculated based on average shares outstanding during the period.

[3]
Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

[4]	Not Annualized.

[5]	Annualized.

[6]
These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund Invests.

[7]	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust
Amplify YieldShares CWP Dividend & Option Income ETF
Financial Highlights

Period Ended April 30, 2017 (Unaudited)[1]
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) [2]	0.12
Net Realized and Unrealized Gain (Loss)	1.37
Total from Investment Operations	1.49

Distributions to Shareholders
Net Investment Income	(0.14)
Total from Distributions	(0.14)

Net Asset Value, End of Period	$26.35

Total Return on Net Asset Value [3]	5.95%[4]

Supplemental Data:
Net Assets, End of Period (000's)	$7,906
Ratio of Expenses to Average Net Assets	0.95%[5]
Ratio of Net Investment Income (Loss) to Average Net Assets	1.27%[5]
Portfolio Turnover [6]	58%[4]

[1]	The Fund commenced operations on December 14, 2016. The information presented is for the period from December 14, 2016 to April 30, 2017.

[2]	Calculated based on average shares outstanding during the period.

[3]
Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

[4]	Not Annualized.

[5]	Annualized.

[6]	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited)

1.	ORGANIZATION

Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of three non-diversified funds, Amplify Online Retail ETF, Amplify YieldShares Prime 5 Dividend ETF, and Amplify YieldShares CWP Dividend & Option Income ETF (the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.

The investment objective of Amplify Online Retail ETF is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Online Retail Index. Amplify Online Retail ETF commenced operations on April 20, 2016. The investment objective of Amplify YieldShares Prime 5 Dividend ETF is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the Prime 5 US Dividend ETF Index. Amplify YieldShares Prime 5 Dividend ETF commenced operations on September 21, 2016. The investment objective of Amplify YieldShares CWP Dividend & Option Income ETF is to seek to provide current income as capital appreciation. Amplify YieldShares CWP Dividend & Option Income ETF commenced operations on December 14, 2016.

Amplify Online Retail ETF intends to list and principally trade its shares on The NASDAQ Stock Market® LLC (“NASDAQ”) and Amplify YieldShares Prime 5 Dividend ETF and Amplify YieldShares CWP Dividend and Option Income ETF intend to list and principally trade their shares on the BATS Exchange, Inc. (each an “Exchange” and collectively, the “Exchanges”). Shares of the Funds trade on the Exchanges at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e. creation) transaction fee of $500 is imposed for the transfer and other transaction costs associated with the purchase of Creation Units for each Fund. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity)

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended April 30, 2017, there have been no significant changes to the Funds’ fair valuation methodologies. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

Common stocks, preferred stock and other equity securities listed on any national or foreign exchange (excluding NASDAQ) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of April 30, 20171:

Category	Amplify Online Retail ETF	Amplify YieldShares Prime 5 Dividend ETF	Amplify YieldShares CWP Dividend & Option Income ETF
Investments in Securities
Assets
Level 1
Common Stocks	$14,041,246	$—	$7,246,097
Exchange Traded Funds	—	1,372,749	—
Money Market Funds	32,116	2,640	638,246
Total Level 1	14,073,362	1,375,389	7,884,343
Level 2	—	—
Total Level 2	—	—	—
Level 3	—	—	—
Total Level 3	—	—	—
Total	$14,073,362	$1,375,389	$7,884,343

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

Category	Amplify Online Retail ETF	Amplify YieldShares Prime 5 Dividend ETF	Amplify YieldShares CWP Dividend & Option Income ETF
Other Financial Instruments**
Liabilities
Level 1
Options Written	$—	$—	$3,952
Total Level 1	—	—	3,952
Level 2	—	—	—
Total Level 2	—	—	—
Level 3	—	—	—
Total Level 3	—	—	—
Total	$—	$—	$3,952

See the Schedules of Investments for further disaggregation of investment categories.

[1]	There were no transfers into or out of any Levels nor any Level 3 investments held during the period ended April 30, 2017.

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments. Such as options written, which are reflected at value.

OPTION WRITING

The Amplify YieldShares CWP Dividend & Option Income ETF will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the Portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund. A premium is the income received by an investor who sells or writes an option contract to another party. CWP seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the Equity Securities in the Portfolio. Specifically, CWP seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, CWP is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, CWP identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

The value of Derivative Instruments on the Statement of Assets and Liabilities for Amplify YieldShares CWP Dividend & Option Income ETF as of April 30, 2017 is as follows:

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2017

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options written, at value	$3,952

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Recognized in Income
Derivatives not accounted for as hedging instruments	Options Written	Derivatives not accounted for as hedging instruments	Options Written
Equity Contracts	$6,294	Equity Contracts	$281

The average monthly value of options written during the period ended April 30, 2017 was $(2,586).

See Note 5 for additional disclosure related to transactions in options written during the period.

COVERED CALL RISK

Covered call risk is the risk that the Fund will forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

OFFSETTING ASSETS AND LIABILITIES

The Amplify YieldShares CWP Dividend & Option Income ETF is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

The following is a summary of the Assets and Liabilities subject to offsetting in the Amplify YieldShares CWP Dividend & Option Income ETF as of April 30, 2017:

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
Description / Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Options Written
Instinent Clearing Services, Inc.	$3,952	$—	$3,952	$—	$3,952	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

As of and during the period ended October 31, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended October 31, 2016, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2016, The Funds did not incur any interest or penalties.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, will be declared and paid at least annually by the Funds. The Funds distributes their net realized capital gains, if any, to shareholders annually. All distributions are recorded on the ex-dividend date.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments or paid-in capital, as appropriate, in the period that the differences arise.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.

ORGANIZATIONAL AND OFFERING COSTS

All organizational costs incurred to establish the Funds were paid by Amplify Investments, LLC (the “Adviser”) and are not subject to reimbursement.

3.	AGREEMENTS

Amplify Investments, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets
Amplify Online Retail ETF	0.65%
Amplify YieldShares Prime 5 Dividend ETF	0.35%
Amplify YieldShares CWP Dividend & Option Income ETF	0.95%

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

Pursuant to a contractual agreement between the Trust, on behalf of Amplify YieldShares Prime 5 Dividend ETF and the Adviser, the management fees paid to the Adviser will be reduced by 0.10%. For the period ended April 30, 2017, the Adviser’s management fee was reduced by $1,263. This contractual agreement will continue until September 17, 2017. The Adviser is not eligible to recoup these amounts.

Penserra Capital Management, LLC serves as the Sub-Adviser (the “Sub-Adviser”) to the Funds. The Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Sub-Advisory fees earned by Penserra Capital Management, LLC are paid for by the Adviser. For the period ended April 30, 2017, the Funds paid Penserra Securities, LLC, an affiliate of the Sub-Adviser, $124 for brokerage commissions.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. USBFS also serves as the transfer agent and fund accountant to the Funds.

U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers and two Trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers or Trustees of the Trust.

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Fund	Purchases	Sales and Maturities
Amplify Online Retail ETF	$597,935	$594,694
Amplify YieldShares Prime 5 Dividend ETF	1,608,103	1,605,037
Amplify YieldShares CWP Dividend & Option Income ETF	2,976,396	3,047,343

For the period ended April 30, 2017, in-kind transactions associated with creations and redemptions were:

Fund	Purchases	Sales
Amplify Online Retail ETF	$8,634,153	$—
Amplify YieldShares Prime 5 Dividend ETF	—	1,366,976
Amplify YieldShares CWP Dividend & Option Income ETF	7,156,641	—

There were no purchases or sales of long-term U.S. Government securities by the Funds.

During the period ended April 30, 2017, Amplify Online Retail ETF had a trade error where a foreign exchange transaction was placed using the incorrect currency. This resulted in a loss to the Fund of $5,163, which affiliates subsequently reimbursed to the Fund.

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

5. OPTION CONTRACTS WRITTEN

The premium amount and number of options contracts written during the period ended April 30, 2017 were as follows:

Fund	Amount of Premiums	Number of Contracts
Amplify YieldShares CWP Dividend & Option Income ETF
Outstanding at 12/14/16 [1]	$—	—
Options written	62,232	964
Options exercised	(26,923)	(180)
Options expired	(6,672)	(318)
Options closed	(24,404)	(319)
Outstanding at 04/30/17	$4,233	147

[1]	The Fund commenced operations on December 14, 2016.

See Note 2 for additional disclosure related to transactions in options written during the period.

6.	TAX INFORMATION

There were no distributions during the period ended October 31, 2016.

The cost basis of investments for federal income tax purposes as of October 31, 2016 was as follows:

	Amplify Online Retail ETF	Amplify YieldShares Prime 5 Dividend ETF

Tax Cost of Investments	$3,856,165	$2,486,934
Gross Tax Unrealized Appreciation	391,327	1,392
Gross Tax Unrealized Depreciation	(169,381)	(1,959)
Net Tax Unrealized Appreciation (Depreciation)	221,946	(567)

Undistributed Ordinary Income	—	5,576
Total Distributable Earnings	—	5,576

Other Accumulated Gains (losses)	(6,361)	(18,883)
Total Accumulated Earnings (losses)	$215,585	$(13,874)

The difference between book and tax-basis cost is attributable to the deferral on wash sales.

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

As of October 31, 2016, the components of Accumulated Losses on a tax basis were as follows:

	Amplify Online Retail ETF	Amplify YieldShares Prime 5 Dividend ETF

Short-Term Capital Loss Carryforward	$1,528	$18,883
Late-Year Ordinary Losses	4,833	—

The Funds may elect to defer to the first day of the next taxable year all or part of any late-year ordinary losses or post-October capital losses. There is no expiration date on capital loss carryforwards.

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to distributions from foreign currency gain/loss. For the period ended October 31, 2016, the following table shows the reclassifications made:

	Amplify Online Retail ETF	Amplify YieldShares Prime 5 Dividend ETF

Undistributed (Accumulated) Net Investment Income (Loss)	$(128)	$—
Accumulated Net Realized Gain (Loss)	128	—
Paid-In Capital	—	—

Amplify YieldShares CWP Dividend & Option Income ETF was launched prior to October 31, 2016, therefore there is not any federal income tax information.

7.	PRINCIPAL RISKS

ACTIVE MARKET RISK

Although the Funds intend to principally trade the shares on the Exchange, there can be no assurance that an active trading market for the shares will develop or be maintained. Shares may trade on the Exchange at market prices that may be below, at or above the Funds’ NAV.

ADR AND GDR RISK

ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. Because the Funds’ NAV is determined in U.S. dollars, the NAV of the Funds could decline if the currency of the non-U.S. market in which the Funds invest depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases.

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

BORROWING AND LEVERAGE RISK

When the Funds borrows money, they must pay interest and other fees, which will reduce the Funds’ returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Funds will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Funds may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Funds’ asset coverage to less than the prescribed amount.

CONSUMER DISCRETIONARY COMPANIES RISK

These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CYBER SECURITY RISK

As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Funds’ digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Funds’ third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Funds invest, can also subject the Funds to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third party service providers.

EQUITIES SECURITIES RISK

The value of shares of the Funds will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

FLUCUATION OF NAV RISK

The NAV of the Funds’ shares will generally fluctuate with changes in the market value of the Funds’ holdings. The market prices of shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on the Exchange.

FOREIGN INVESTMENT RISK

Securities issued by foreign companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

INDEX RISK

The Funds are not actively managed. The Funds invest in securities included in or representative of its Index regardless of their investment merit. Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Index, even if that security generally is underperforming.

INDUSTRY CONCENTRATION RISK

In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Funds will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Funds may face more risks than if it were diversified broadly over numerous industries or sectors.

INFORMATION TECHNOLOGY COMPANIES RISK

Information technology companies are generally subject to rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

INTERNET COMPANIES RISK

Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

MARKET CAPITALIZATION RISK

The Index may comprise large, mid and small capitalization stocks. The Index and therefore the Funds will comprise large, mid and small capitalization stocks to the same extent. As a result, the Funds may be exposed to additional risk associated with mid and small capitalization companies. Increased exposure to mid and/or small capitalization companies may cause the Funds to be more vulnerable to adverse general market or economic developments because such securities may be less liquid and subject to greater price volatility than those of larger, more established companies. Such companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. In addition, they may be more vulnerable to adverse general market or economic developments.

MARKET RISK

Market risk is the risk that a particular security owned by the Funds or shares of the Funds in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Amplify ETF Trust

Notes to the Financial Statements
April 30, 2017 (Unaudited) (Continued)

NEW FUND RISK

The Funds currently have fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Funds’ market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Funds may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents, or it may hold cash.

NON-CORRELATION RISK

The Funds’ return may not match the return of the Index for a number of reasons. Although the Funds currently intend to seek to fully replicate the Index, the Funds may use a representative sampling approach, which may cause the Funds not to be as well-correlated with the return of the Index as would be the case if the Funds purchased all of the securities in the Index in the proportions represented in the Index. In addition, the performance of the Funds and the Index may vary due to asset valuation differences and differences between the Funds’ portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

NON-DIVERSIFICATION RISK

Because the Funds are non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Funds’ performance.

ONLINE RETAIL RISK

Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Profit margins in the travel industry are particularly sensitive to seasonal demand, fuel costs and consumer perception of various risks associated with travel to various destinations. Due to the nature of their business models, companies that operate in the online marketplace, retail and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

8.	SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

On June 1, 2017, the Adviser launched the Amplify YieldShares Oil-Hedged MLP Income ETF.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Amplify ETF Trust

Board Considerations Regarding Approval of Investment Management Agreement
and Sub-Advisory Agreement
April 30, 2017 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 22, 2016, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify YieldShares CWP Dividend & Option Income ETF (the “Fund”) and 2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (“Penserra”), and 3) an Investment Sub-Advisory Agreement between the Adviser and Capital Wealth Planning, LLC (Penserra and Capital Wealth Planning, LLC referred to together as the “Sub-Advisers”) on behalf of the Fund.

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers.

Prior to the meeting held on June 22, 2016, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on June 22, 2016, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Adviser and Sub-Advisers regarding its respective financial condition, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.95%, as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Advisers did not manage any similar accounts. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and

Amplify ETF Trust

Board Considerations Regarding Approval of Investment Management Agreement
and Sub-Advisory Agreement
April 30, 2017 (Unaudited) (Continued)

its estimated profitability, and noted the Adviser’s statement that it would not likely be profitable in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s views on its expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

Amplify ETF Trust

Disclosure of Fund Expenses
April 30, 2017 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 – April 30, 2017).

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your fund’s actual return – the account values shown may not apply to your specific investment.

Fund	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Amplify Online Retail ETF
Actual Fund Return	$ 1,000.00	$ 1,151.80	0.65%	$3.47
Hypothetical 5% Return	$ 1,000.00	$ 1,021.57	0.65%	$3.26
Amplify YieldShares Prime 5 Dividend ETF
Actual Fund Return	$ 1,000.00	$ 1,118.20	0.35%	$1.84
Hypothetical 5% Return	$ 1,000.00	$ 1,023.06	0.35%	$1.76

Amplify ETF Trust

Disclosure of Fund Expenses
April 30, 2017 (Unaudited) (Continued)

Fund	Beginning Account Value 12/14/16^	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Amplify YieldShares CWP Dividend & Option Income ETF
Actual Fund Return	$ 1,000.00	$ 1,059.50	0.95%	$3.67
Hypothetical 5% Return	$ 1,000.00	$ 1,020.08	0.95%	$4.76

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The actual dollar amounts shown as expenses paid during the period for the Amplify YieldShares CWP Dividend & Option Income ETF are multiplied by 137/365, which is the number of days since inception divided by the number of days in the year.

^	Fund Commencement

Amplify ETF Trust

Supplemental Information
April 30, 2017 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.

DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Amplify ETF Trust

Privacy Policy
April 30, 2017 (Unaudited)

AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY

Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments, LLC, Amplify Development, LLC, and Amplify Securities, LLC. We are committed to:

(a) protecting the personal information you provide to us;
(b) telling you how we use the information we gather about you; and
(c) ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

Amplify ETF Trust

Privacy Policy
April 30, 2017 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Amplify are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

●
Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

●
Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

●
Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

●
Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

●
Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

Amplify ETF Trust

Privacy Policy
April 30, 2017 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

Investment Adviser:

Amplify Investments, LLC
310 S. Hale Street
Wheaton, IL 60187

Investment Sub-Adviser:

Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, CA 94563

Legal Counsel:

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator:

U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian:

U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon,
President and Chief Executive Officer

Date	6/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon,
President and Chief Executive Officer

Date	6/27/2017

By (Signature and Title)	/s/ Bradley H. Bailey
Bradley H. Bailey,
Chief Financial Officer

Date	6/27/2017